ORGANIZATION, HISTORY AND BUSINESS ACTIVITY	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015
Notes to Financial Statements
Note 1. ORGANIZATION, HISTORY AND BUSINESS ACTIVITY

Eason Education Kingdom Holdings, Inc. (formerly known as Han Logistics, Inc.) (the "Company") was incorporated under the law of the State of Nevada on July 1, 1999. The Company organized to engage in the business of namely the development, marketing and delivering of logistical analysis, problem solving and other logistics services and general business services. The Company is currently seeking any business opportunities.

On February 12, 2015, Michael Vardakis, the then major shareholder, entered into a Stock Purchase Agreement with Kin Hon Chu ("New Majority Shareholder") wherein Mr. Vardakis sold 8,813,225 shares of the Company's common stock, representing approximately 85% of all issued and outstanding shares to Mr. Chu.

Eason Education Kingdom Holdings, Inc. (formerly known as Han Logistics, Inc.) (the "Company") was incorporated under the law of the State of Nevada on July 1, 1999. The Company organized to engage in the business of namely the development, marketing and delivering of logistical analysis, problem solving and other logistics services and general business services.  The Company is currently seeking any business opportunities.

On February 12, 2015, Michael Vardakis, the then major shareholder, entered into a Stock Purchase Agreement with Kin Hon Chu ("New Majority Shareholder") wherein Mr. Vardakis sold 8,813,225 shares of the Company's common stock, representing approximately 85% of all issued and outstanding shares to Mr. Chu.